ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]

The BAC’s issued and outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Schedule Of Accumulated Amortization Of Acquisition Costs [Table Text Block]	Accumulated amortization as of March 31, 2013 and 2012 is as follows:
	2013	2012

Series 47	$1,579,610	$1,245,954
Series 48	277,904	138,952
Series 49	-	-

	$1,857,514	$1,384,906

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

Net loss per beneficial assignee partnership unit is calculated based upon the weighted average number of units outstanding during the year. The weighted average number of units in Series 47, 48 and 49 at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706